Segment Information (Geographical Revenues and Income before Income Taxes) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Segment Reporting Information [Line Items]
Total Revenues		¥ 2,434,864	¥ 2,862,771	¥ 2,678,659
Income before Income Taxes		395,730	435,501	424,965
Japan | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues		1,948,868	2,377,729	2,195,389
Income before Income Taxes		274,431	320,511	313,175
The Americas | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[1]	205,233	208,264	239,294
Income before Income Taxes	[1]	70,935	74,105	73,945
Other Countries | Reportable Geographical Components
Segment Reporting Information [Line Items]
Total Revenues	[2]	280,763	276,778	243,976
Income before Income Taxes	[2]	¥ 50,364	¥ 40,885	¥ 37,845

[1]	Mainly the United States
[2]	Mainly Asia, Europe, Australasia and Middle East